Contingent Liabilities and Financial Commitments - General Litigation Overview - Schedule of Categories of Tobacco Related Actions Pending Against Group Companies (Details)	12 Months Ended
	Dec. 31, 2021 Case Jurisdiction	Dec. 31, 2020 Case
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers | Jurisdiction	1
Medical reimbursement cases, US tobacco related [member]
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers	2	2
Change in Number Increase/(decrease)	0
Class actions, US tobacco related [member]
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers	20	20
Change in Number Increase/(decrease)	0
Individual Smoking and Health Cases, US Tobacco Related
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers	222	189
Change in Number Increase/(decrease)	33
Engle Progeny Cases U S Tobacco Related
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers	1,071	1,400
Change in Number Increase/(decrease)	(329)
Broin II Cases, US tobacco related [member]
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers	1,200	1,227
Change in Number Increase/(decrease)	(27)
Filter Cases, US tobacco related [member]
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers	46	48
Change in Number Increase/(decrease)	(2)
State Settlement Agreements – Enforcement and Validity, US tobacco related [member]
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers	2	4
Change in Number Increase/(decrease)	(2)
Medical reimbursement cases, Non-US tobacco related [member]
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers	19	19
Change in Number Increase/(decrease)	0
Class actions, Non-US tobacco related [member]
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers	12	12
Change in Number Increase/(decrease)	0
Individual smoking and health cases, Non-US tobacco related [member]
Disclosure Of Commitments And Contingencies [Line Items]
Case Numbers	52	68
Change in Number Increase/(decrease)	(16)